Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 05, 2021
Document Information [Line Items]
Entity Registrant Name	AVALON HOLDINGS CORP
Entity Central Index Key	0001061069
Trading Symbol	awx
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Interactive Data Current	Yes
Entity Public Float		$ 10.2
Entity Shell Company	false
Document Type	10-K
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	Class A Common Stock, $.01 par value
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)		611,784
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)		3,287,647